GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL
Schedule of changes in the carrying amount of goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025 were as follows (RMB in millions):

	2024	2025
Balance at beginning of year	59,372	60,911
Business combination (Note 2)	1,533	1,303
Other	6	54

Balance at end of year	60,911	62,268